INTERESTS IN ASSOCIATES - Summarized financial information in respect of the Group's associates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Non-current assets:
IPP solar parks	$ 261,113	$ 353,050
Other non-current assets	14,868	15,098
Non-current Assets	348,592	410,497
Current assets	56,762	174,720
Current liabilities:
Other current liabilities		130,323
Amounts due to related parties	85	211
Total current liabilities	90,108	224,348
Non-current liabilities:
Borrowings	147,997	207,057
Other non-current liabilities	82,983	72,446
Total non-current liabilities	278,183	282,662
Net assets	37,063	78,207
Revenue	48,948	64,669	$ 56,733
(Loss) profit for the year	(42,012)	(22,120)	$ (33,050)
Company’s share of profit of associates of the year	(14)	189
Associates
Non-current assets:
IPP solar parks	33,000	34,671
Other non-current assets	17,022	12,737
Non-current Assets	50,022	47,408
Current assets	6,475	7,955
Current liabilities:
Other current liabilities	3,076	3,151
Amounts due to related parties	179	268
Total current liabilities	3,255	3,419
Non-current liabilities:
Borrowings	33,491	36,113
Other non-current liabilities	6,063	1,103
Total non-current liabilities	39,554	37,216
Net assets	13,688	14,728
Revenue	7,499	7,886
(Loss) profit for the year	787	1,743
Company’s share of profit of associates of the year	(14)	189
Company’s share of profit of associates of the year not recognized	354	388
RisenSky Solar
Non-current assets:
IPP solar parks	18,980	20,428
Other non-current assets	450	439
Non-current Assets	19,430	20,867
Current assets	5,128	5,160
Current liabilities:
Other current liabilities	1,448	1,419
Amounts due to related parties	179	262
Total current liabilities	1,627	1,681
Non-current liabilities:
Borrowings	19,863	22,456
Other non-current liabilities	30
Total non-current liabilities	19,893	22,456
Net assets	3,038	1,890
Revenue	3,884	3,978
(Loss) profit for the year	1,180	1,293
Company’s share of profit of associates of the year not recognized	354	388
1088526 B.C. Ltd.
Non-current assets:
IPP solar parks	11,199	11,367
Other non-current assets	14,502	10,996
Non-current Assets	25,701	22,363
Current assets	1,052	2,372
Current liabilities:
Other current liabilities	1,369	1,558
Total current liabilities	1,369	1,558
Non-current liabilities:
Borrowings	12,533	12,529
Other non-current liabilities	5,083	967
Total non-current liabilities	17,616	13,496
Net assets	7,768	9,681
Revenue	2,980	3,201
(Loss) profit for the year	(430)	286
Company’s share of profit of associates of the year	$ (18)	$ 111
Proportion of share profit held in associate	5.00%	30.00%
1091187 B.C. Ltd.
Non-current assets:
IPP solar parks	$ 2,821	$ 2,876
Other non-current assets	2,070	1,302
Non-current Assets	4,891	4,178
Current assets	295	423
Current liabilities:
Other current liabilities	259	174
Amounts due to related parties		6
Total current liabilities	259	180
Non-current liabilities:
Borrowings	1,095	1,128
Other non-current liabilities	950	136
Total non-current liabilities	2,045	1,264
Net assets	2,882	3,157
Revenue	635	707
(Loss) profit for the year	37	164
Company’s share of profit of associates of the year	$ 4	$ 78